SHARE-BASED PAYMENTS (Tables)	6 Months Ended
Jun. 30, 2025
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Summary of Awards Outstanding
The number of share options outstanding under the 2020 Stock Incentive Plan and the Founders’ Awards as of June 30, 2025 and 2024 were as follows:

	NUMBER OF AWARDS	WEIGHTED AVERAGE EXERCISE PRICE PER SHARE IN USD
Awards outstanding as of January 1, 2025	5,222,688	8.32
Granted	28,340	12.35
Exercised	(36,857)	5.43
Expired	(2,500)	12.69
Awards outstanding as of June 30, 2025	5,211,671	8.36
Awards exercisable as of June 30, 2025	928,226	9.46

Awards outstanding as of January 1, 2024	5,852,864	8.25
Granted	41,787	8.47
Forfeited	(194,593)	13.14
Exercised	(208,247)	3.52
Expired	(29,583)	14.27
Awards outstanding as of June 30, 2024	5,462,228	8.23
Awards exercisable as of June 30, 2024	884,503	8.51

Summary of Options Granted in Black Scholes Model
The options granted during the six months ended June 30, 2025 and June 30, 2024 were valued using the Black-Scholes model with the following assumptions:

	Six months ended June 30,
	2025	2024
Exercise price, USD	12.35	8.47
Share price, USD	12.35	8.47
Risk free interest rate	3.99%	4.35%
Estimated volatility	45%	35%
Expected option term, years	4.00	4.00
Dividend yield	0%	0%

Summary of the RSU activity
A summary of the RSU activity as of and for the six months ended June 30, 2025 and 2024, is as follows:

	NUMBER OF SHARES	WEIGHTED AVERAGE GRANT DATE FAIR VALUE, USD
Outstanding as of January 1, 2025	611,831	9.42
Granted	503,946	13.51
Vested	(147,183)	9.39
Forfeited	(30,569)	11.43
Outstanding as of June 30, 2025	938,025	11.56

Outstanding as of January 1, 2024	—	—
Granted	605,370	9.39
Forfeited	(11,463)	9.26
Outstanding as of June 30, 2024	593,907	9.39

Summary of Share-based Payment Expense
Share-based Payment Expense

	Three Months Ended June 30,		Six Months Ended June 30,
	2025	2024	2025	2024
Share options expense	457	591	889	981
RSU expense	1,176	653	2,153	1,100
Restricted shares expense	569	476	569	476
Other share based related expenses	20	—	20	—
Share-based payment expense	2,222	1,720	3,631	2,557

Summary of Unrecognized Share-Based Payment Arrangements And Weighted Average Amortization Period

	As of June 30,
	2025	2024
Unrecognized share-based payment expense, USD
Equity classified share options (excluding Founder Awards)	702	1,370
Founders Awards	2,655	3,381
RSUs	7,581	4,446

Weighted average remaining amortization period, years
Equity classified share options (excluding Founder Awards)	0.9	1.7
Founders Awards	2.8	3.7
RSUs	1.9	2.1